Shareholders’ Equity - Schedule of Share Capital (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Member]
Schedule of Share Capital [Line Items]
Ordinary shares, par value (in New Shekels per share and Dollars per share)	₪ 0.01	₪ 0.01